SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Red Mountain Resources, Inc.
Proved acreage	$ 2,786
Unproved acreage	1,045
Development costs	15,929
Exploration expense	265
Total	20,025
Cross Border Resources, Inc.
Proved acreage
Unproved acreage
Development costs	12,329
Exploration expense	49
Total	12,378
Pro Forma Adjustments
Proved acreage
Unproved acreage
Development costs
Exploration expense
Total
Pro Forma
Proved acreage	2,786
Unproved acreage	1,045
Development costs	28,258
Exploration expense	314
Total	$ 32,403